Investment Securities, Available-for-sale Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 276,277	$ 159,044
12 months or more - Fair Value	197,631	46,544
Total - Fair Value	473,908	205,588
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	16,767	2,757
12 months or more - Gross Unrealized Loss	26,785	1,142
Total - Gross Unrealized Loss	43,552	3,899
U. S. Government Sponsored Enterprises [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	57,849	49,279
12 months or more - Fair Value	55,337	9,900
Total - Fair Value	113,186	59,179
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	1,290	697
12 months or more - Gross Unrealized Loss	4,647	100
Total - Gross Unrealized Loss	5,937	797
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	164,772	93,447
12 months or more - Fair Value	93,009	22,098
Total - Fair Value	257,781	115,545
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	13,010	1,888
12 months or more - Gross Unrealized Loss	18,139	588
Total - Gross Unrealized Loss	31,149	2,476
Corporate Bonds [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	52,805	15,670
12 months or more - Fair Value	28,542	14,546
Total - Fair Value	81,347	30,216
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	2,395	171
12 months or more - Gross Unrealized Loss	1,900	454
Total - Gross Unrealized Loss	4,295	625
Other [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	49	648
12 months or more - Fair Value	568	0
Total - Fair Value	617	648
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	1	1
12 months or more - Gross Unrealized Loss	32	0
Total - Gross Unrealized Loss	33	$ 1
Small Business Administration - Guaranteed Participation Securities [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	802
12 months or more - Fair Value	20,175
Total - Fair Value	20,977
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	71
12 months or more - Gross Unrealized Loss	2,067
Total - Gross Unrealized Loss	$ 2,138